Condensed Consolidated Interim Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes payable discount		$ 4,615	$ 0
Net of unamortized discount	$ 9,791	30,586	22,645
Convertible debentures, net of current portion, net of discount		$ 0	$ 141,536
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,890,000,000	1,740,000,000	1,740,000,000
Common stock, shares issued	1,536,920,305	1,476,869,532	1,192,192,158
Common stock, shares outstanding	1,536,920,305	1,476,869,532	1,192,192,158
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock - Series A [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,250,000	1,250,000	1,250,000
Preferred stock, shares issued	199,375	199,375	186,450
Preferred stock, shares outstanding	199,375	199,375	186,450
Aggregate, liquidation preference shares	$ 202,721	$ 203,463	$ 190,194
Preferred stock, liquidation preference shares, net of discount	$ 71,967	$ 101,317	$ 101,104
Series B Preferred Stock [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	1,000,000
Preferred stock, shares issued	5,000,000	5,000,000	1,000,000
Preferred stock, shares outstanding	5,000,000	1,000,000	1,000,000